SCHEDULE OF OTHER CURRENT RECEIVABLES (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Receivable in respect of exercise of warrants		$ 1,510
Tax authorities	364	305
Prepaid expenses	198	102
Proof of concept receivables	8	46
Other	17	30
Total	$ 587	$ 1,993